General and administrative expenses (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
General and administrative expenses
Rent	$ 200,420	$ 87,777	$ 407,785	$ 283,261
Office expenses	417,002	407,095	1,190,088	1,181,434
Legal and professional	613,028	522,183	1,813,039	1,343,885
Consulting fees	271,259	535,303	1,045,137	1,373,906
Investor relations	76,398	53,112	296,249	261,814
Salaries	879,755	718,388	2,063,331	1,383,896
General and administrative expenses	$ 2,457,862	$ 2,323,858	$ 6,815,629	$ 5,828,196